Fair Value Measurement - Schedule of Effect Adverse Change in Derivative Assets and Liabilities (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted average cumulative loss rates	6.30%	3.30%
Increase by 10%		¥ 84,373
Decrease by 10%		¥ (84,373)
Increase by 10%	¥ 188,349
Decrease by 10%	¥ (188,349)